Vessels, net:	12 Months Ended
Dec. 31, 2016
Vessels, Net [Abstract]
Vessels, net:
4. Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2014	$944,984	$(105,101)	$839,883
—Vessel acquisitions and other additions to vessels' cost (Note (3(c))	220,661	—	220,661
—Depreciation	—	(24,387)	(24,387)
Balance December 31, 2015	$1,165,645	$(129,488)	$1,036,157
—Other additions to vessels' cost (Note (3(c))	1,855	—	1,855
—Depreciation	—	(30,395)	(30,395)
Balance December 31, 2016	$1,167,500	$(159,883)	$1,007,617

On December 17, 2015, the Partnership entered into a Share Purchase Agreement with its Sponsor for the acquisition of the Lena River and its attached time charter for an aggregate purchase price of $240.0 million, $220.0 million of which related to the value of the vessel acquired. The vessel was delivered to the Partnership on December 21, 2015 (Note (3(c)).
As of December 31, 2016, all vessels comprising the Partnership's fleet were first priority mortgaged as collateral to secure the Partnership's debt financing outstanding as of December 31, 2016, further discussed in Note 5.